Subsequent Events (Details Narrative) (10-K) - USD ($)																																		3 Months Ended		12 Months Ended
	Apr. 15, 2023	Apr. 15, 2022	May 24, 2021	Apr. 17, 2021	Apr. 15, 2021	Apr. 07, 2021	Apr. 05, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 19, 2021	Mar. 18, 2021	Mar. 12, 2021	Mar. 02, 2021	Feb. 24, 2021	Feb. 23, 2021	Feb. 19, 2021	Feb. 18, 2021	Feb. 12, 2021	Feb. 04, 2021	Feb. 02, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 29, 2021	Jan. 25, 2021	Jan. 22, 2021	Jan. 21, 2021	Jan. 20, 2021	Jan. 19, 2021	Jan. 11, 2021	Jan. 10, 2021	Jan. 05, 2021	Jul. 29, 2020	Apr. 07, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2021
Stock issued during period, value																																					$ 2,039,303
Stock issued for services, value																																					$ 738,300
Common stock, par value								$ 0.001																										$ 0.001		$ 0.001	$ 0.001
Share issued during convertible securities																																		$ 11,516,692	$ 201,324	$ 2,542,458	$ 387,280
Bankruptcy description																																				On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the "Bankruptcy Code"). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000.
Employees [Member]
Stock issued for services, shares																																		1,262,872
Stock issued for services, value																																		$ 3,292,190
Common Stock [Member]
Stock issued for services, shares																																					291,736
Stock issued for services, value																																					$ 292
Share issued during convertible securities, shares																																		5,877,908	160,000	1,284,396	286,005
Share issued during convertible securities																																		$ 5,878	$ 160	$ 1,284	$ 286
CBAV 1, LLC [Member] | Forecast [Member]
Cash payment on assets held in auction	$ 200,000	$ 150,000			$ 2,650,000
Securities Purchase Agreement [Member]
Warrant term																							5 years
Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC. [Member] | Investor [Member]
Stock issued during period, shares																																14,266	10,700
Debt instrument, face amount																																$ 224,000	$ 168,000
Debt conversion price per share																																$ 2.05	$ 2.05
Employment Agreement [Member] | Christopher Ferguson [Member]
Agreement description																				The Agreement is effective as of November 12, 2020 (the "Effective Date") and has a term of three (3) years (the "Term") from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a "Renewal Term"), unless such renewal is objected to by either the Company or the Executive. The Executive's initial annual base salary shall be $200,000, less applicable withholdings (the "Base Salary") and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term																				3 years
Annual base salary																				$ 200,000
Common stock vested shares																				200,000
Employment Agreement [Member] | Christopher Ferguson [Member] | Minimum [Member]
Annual base salary																				$ 150,000
Employment Agreement [Member] | Brett Vroman [Member]
Agreement description																				The Agreement is effective as of November 12, 2020 (the "Effective Date") and has a term of three (3) years (the "Term") from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a "Renewal Term"), unless such renewal is objected to by either the Company or the Executive. The Executive's initial annual base salary shall be $200,000, less applicable withholdings (the "Base Salary") and 120,000 common shares that shall vest in their entirety on issuance. For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to 100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Annual base salary																				$ 200,000																$ 100,000	$ 100,000	$ 100,000
Common stock vested shares																				120,000
Employment Agreement [Member] | Brett Vroman [Member] | Minimum [Member]
Agreement term																				3 years
Annual base salary																				$ 100,000
Employment Agreement [Member] | Brian Mc Fadden [Member]
Agreement description																				The Agreement is effective as of November 12, 2020 (the "Effective Date") and has a term of three (3) years (the "Term") from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a "Renewal Term"), unless such renewal is objected to by either the Company or the Executive. The Executive's initial annual base salary shall be $200,000, less applicable withholdings (the "Base Salary") and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to 100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Annual base salary																				$ 200,000
Common stock vested shares																				120,000
Employment Agreement [Member] | Brian Mc Fadden [Member] | Minimum [Member]
Agreement term																				3 years
Annual base salary																				$ 100,000
Settlement Agreement [Member] | Oceanside Traders, LLC [Member]
Commitment description														Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Subsequent Event [Member]
Stock issued during period, shares			2,870,000
Subsequent Event [Member] | Trademarks [Member]
Stock issued during period, shares																25,000
Stock issued during period, value																$ 99,750
Subsequent Event [Member] | Consultant [Member]
Stock issued for services, shares																			25,000				100,000			58,000
Stock issued for services, value																			$ 31,250				$ 327,000			$ 87,000
Subsequent Event [Member] | Employees [Member]
Stock issued during period, shares															450,000
Stock issued during period, value															$ 792,000
Stock issued for services, shares													30,000				13,705		255,000
Stock issued for services, value													$ 40,800				$ 52,764		$ 351,900
Subsequent Event [Member] | Directors [Member]
Stock issued for services, shares																			210,000
Stock issued for services, value																			$ 287,700
Subsequent Event [Member] | Consultant One [Member]
Stock issued for services, shares																			150,000
Stock issued for services, value																			$ 20,550
Subsequent Event [Member] | Joint Venture [Member]
Stock issued during period, shares															25,000
Stock issued during period, value															$ 68,500
Subsequent Event [Member] | Counsel [Member]
Stock issued during period, shares															60,000
Stock issued during period, value															$ 231,000
Subsequent Event [Member] | Employees One [Member]
Stock issued for services, shares													50,000
Stock issued for services, value													$ 68,000
Subsequent Event [Member] | Greentree Financing [Member]
Share issued during convertible securities, shares																			243,483
Share issued during convertible securities																			$ 486,966
Subsequent Event [Member] | Investment Banking Services [Member]
Stock issued during period, shares																				100,000
Stock issued during period, value																				$ 319,000
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares										250,750	150,425	100,167	1,505,502
Share issued during convertible securities										$ 501,500	$ 300,850	$ 200,334	$ 3,011,004
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares										501,750
Share issued during convertible securities										$ 1,003,500
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares										1,003,667
Share issued during convertible securities										$ 2,007,334
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares										1,003,667
Share issued during convertible securities										$ 2,007,334
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares										1,003,667
Share issued during convertible securities										$ 2,007,334
Subsequent Event [Member] | Warrant [Member]
Stock issued during period, shares																	25,000
Stock issued during period, value																	$ 50,000
Subsequent Event [Member] | Common Stock [Member] | Consultants [Member]
Stock issued for services, shares													150,000
Stock issued for services, value													$ 187,500
Subsequent Event [Member] | 2020 Omnibus Plan [Member]
Stock issued for services, shares																													100,000		150,000
Stock issued for services, value																													$ 150,000		$ 225,000
Subsequent Event [Member] | Warrant [Member]
Stock issued during period, shares																				209					50,000
Stock issued during period, value																									$ 100,000
Subsequent Event [Member] | Warrant [Member] | Greentree Financing [Member]
Stock issued during period, shares																										350,000		200,000
Stock issued during period, value																										$ 525,000		$ 300,000
Subsequent Event [Member] | Placement Agent Warrant [Member]
Stock issued during period, shares																									51,129
Stock issued during period, value																									$ 76,694
Subsequent Event [Member] | Placement Agent Warrant One [Member]
Stock issued during period, shares																									67,744
Stock issued during period, value																									$ 101,616
Subsequent Event [Member] | Placement Agent Warrant Two [Member]
Stock issued during period, shares																									20,358
Stock issued during period, value																									$ 30,537
Subsequent Event [Member] | Placement Agent Warrant Three [Member]
Stock issued during period, shares																									20,358
Stock issued during period, value																									$ 30,537
Subsequent Event [Member] | Offering [Member] | Investor [Member]
Debt instrument, face amount																								$ 12,000,000
Common stock, par value																								$ 0.001
Debt instrument, interest rate, effective percentage																								6.00%
Debt conversion price per share																								$ 2.00
Subsequent Event [Member] | Offering [Member] | Event of Default [Member] | Investor [Member]
Debt instrument, interest rate, effective percentage																								12.00%
Subsequent Event [Member] | Satisfaction of Compensation Due [Member] | Common Stock [Member] | Director [Member]
Stock issued for services, shares													16,667
Stock issued for services, value													$ 20,000
Subsequent Event [Member] | Satisfaction of Compensation Due One [Member] | Common Stock [Member] | Director [Member]
Stock issued for services, shares													79,167
Stock issued for services, value													$ 95,000
Subsequent Event [Member] | Satisfaction of Compensation Due Two [Member] | Common Stock [Member] | Director [Member]
Stock issued for services, shares													83,333
Stock issued for services, value													$ 100,000
Subsequent Event [Member] | Satisfaction of Compensation Due Three [Member] | Common Stock [Member] | Director [Member]
Stock issued for services, shares													75,000
Stock issued for services, value													$ 90,000
Subsequent Event [Member] | Additional Incentive [Member] | Common Stock [Member] | Director [Member]
Stock issued for services, shares													5,000
Stock issued for services, value													$ 7,850
Subsequent Event [Member] | Additional Incentive One [Member] | Common Stock [Member] | Director [Member]
Stock issued for services, shares													20,000
Stock issued for services, value													$ 26,600
Subsequent Event [Member] | Additional Incentive Two [Member] | Common Stock [Member] | Director [Member]
Stock issued for services, shares													10,000
Stock issued for services, value													$ 13,900
Subsequent Event [Member] | Jefferson Street Capital, LLC. [Member]
Stock issued during period, shares																						27,415					27,415
Stock issued during period, value																						$ 87,454					$ 43,041
Subsequent Event [Member] | CBAV 1, LLC [Member]
Bankruptcy description												On March 12, 2021, the bankruptcy court approved the sale of the CBAV1, LLC Assets to the winning bidder at the auction held for a total sum of $3,000,000, contingent upon a cash payment at closing which is anticipated on April 15, 2021 in the amount of $2,650,000 and additional payments in the amount of $150,000 on April 15, 2022 and $200,000 on April 15, 2023.
Purchase of asset												$ 3,000,000
Subsequent Event [Member] | Platform License Agreement [Member] | Honey Badger Media, LLC [Member]
Stock issued during period, shares																															750,000
Stock issued during period, value																															$ 1,125,000
Subsequent Event [Member] | Second Amendmentt [Member] | Equity Trust Company [Member]
Stock issued for services, shares																														20,000
Payment of incentive																		$ 20,000							$ 20,000
Subsequent Event [Member] | Second Amendmentt [Member] | Equity Trust Company [Member] | Restricted Common Stock [Member]
Stock issued during period, value																														$ 15,000
Subsequent Event [Member] | Second Amendmentt [Member] | Richard O'Leary [Member]
Stock issued for services, shares																														5,000
Payment of incentive																														$ 5,000
Subsequent Event [Member] | Second Amendmentt [Member] | Richard O'Leary [Member] | Restricted Common Stock [Member]
Stock issued during period, value																														$ 5,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Stock issued during period, value															$ 10,000,000
Common stock, par value															$ 0.001
Debt instrument, interest rate, effective percentage															12.00%
Debt conversion price per share															$ 4.847
Ownership percentage																								250.00%
Warrant, exercise price																								$ 2.00
Number of warrants to purchase common stock																								15,000,000
Warrant term															5 years
Debt instrument, interest rate															6.00%
Debt maturity date															Feb. 23, 2022
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrant, exercise price																							$ 2.20
Number of warrants to purchase common stock																							1,500,000
Warrant percentage equal to common stock																							100.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Placement Agent [Member]
Proceeds from related party																								$ 1,080,000
Gross proceeds from agent percentage																								8.00%
Warrant percentage equal to common stock																								8.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Additional Plus [Member]
Gross proceeds from agent percentage																								1.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement Offerings [Member]
Stock issued during period, value																							$ 3,300,000
Common stock, par value																							$ 0.001
Number of shares issued during period of restricted stock																							1,500,000
Warrant term																							5 years
Subsequent Event [Member] | Registration Rights Agreement [Member] | Investor [Member]
Debt converted instrument amount																								$ 11,000,000
Agreement description																								The Company also entered into a Registration Rights Agreement with the Investor (the "Registration Rights Agreement"). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the "Commission") a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the "Registration Statement"); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.
Subsequent Event [Member] | Employment Agreement [Member] | Christopher Ferguson [Member]
Agreement description																				The Base Salary shall be payable in accordance with the Company's normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term																				3 years
Annual base salary																				$ 200,000
Common stock vested shares																				120,000
Common stock vested value																				$ 25,042,464
Subsequent Event [Member] | Employment Agreement [Member] | Christopher Ferguson [Member] | Minimum [Member]
Annual base salary																				$ 15,000
Subsequent Event [Member] | Employment Agreement [Member] | Brett Vroman [Member]
Agreement description																				The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term																				3 years
Annual base salary																				$ 200,000
Common stock vested shares																				120,000
Common stock vested value																				$ 25,042,464
Subsequent Event [Member] | Employment Agreement [Member] | Brett Vroman [Member] | Minimum [Member]
Annual base salary																				$ 15,000
Subsequent Event [Member] | Employment Agreement [Member] | Brian Mc Fadden [Member]
Agreement description																					The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term																					3 years
Annual base salary																					$ 200,000
Common stock vested shares																					120,000
Common stock vested value																					$ 25,042,464
Subsequent Event [Member] | Employment Agreement [Member] | Brian Mc Fadden [Member] | Minimum [Member]
Annual base salary																					$ 15,000
Subsequent Event [Member] | Employment Agreement [Member] | Common Stock [Member] | Employees [Member]
Stock issued during period, shares						525,541
Stock issued during period, value						$ 924,952
Subsequent Event [Member] | Note Agreement [Member]
Stock issued during period, shares																			25,000
Stock issued during period, value																			$ 40,750
Subsequent Event [Member] | Settlement Agreement [Member]
Commitment description							Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made the payment on April 8, 2021.
Subsequent Event [Member] | Settlement Agreement [Member] | Oceanside Traders, LLC [Member]
Commitment description														Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Subsequent Event [Member] | Asset Purchase Agreement [Member] | CBAV 1, LLC [Member]
Held in escrow												$ 700,000
Subsequent Event [Member] | Placement Agent Agreement [Member]
Stock issued during period, shares									96,000
Stock issued during period, value									$ 192,000
Subsequent Event [Member] | Termination Agreement [Member]
Payout for early termination																																							$ 14,135
Subsequent Event [Member] | Consulting Agreements [Member]
Stock issued for services, shares						150,000
Stock issued for services, value						$ 382,500
Agreement term								6 months
Subsequent Event [Member] | Consulting Agreements [Member] | Consultant [Member]
Stock issued for services, shares								50,000
Subsequent Event [Member] | Consulting Agreements [Member] | 60-Day Anniversary [Member]
Stock issued for services, shares								50,000
Subsequent Event [Member] | Employment Agreement One [Member] | Common Stock [Member] | Employees [Member]
Stock issued during period, shares						475,451
Stock issued during period, value						$ 836,794
Subsequent Event [Member] | Employment Agreement Two [Member] | Common Stock [Member] | Employees [Member]
Stock issued during period, shares						597,273
Stock issued during period, value						$ 1,051,200
Subsequent Event [Member] | Amended Operating Agreement [Member] | Preferred Stock [Member] | Employees [Member]
Stock issued during period, shares				1,000,000
Exchange of shares				1,000,000
Subsequent Event [Member] | Earn-Out Targets [Member] | Preferred Stock [Member]
Stock issued during period, shares				4,000,000